Subsequent Events	1 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date and through the date that the financial statements are issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed balance sheet date and through the date that the unaudited condensed financial statements are issued. Based upon this review, other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

Organization

Homeland Merger Sub, Inc. and Homeland Merger Sub II, LLC were incorporated in Delaware on July 17, 2026, as wholly owned subsidiaries of the Company. They were formed for the purpose of effectuating the First and Second Merger with Nth Cycle prior to the transactions as contemplated in the Business Combination Agreement (discussed below) to facilitate the consummation of the proposed Business Combination (as defined below).

Business Combination Agreement

On July 21, 2026, the Company (which will be renamed Nth Cycle Holdings, Inc. and which will transfer by way of continuation out of the Cayman Islands and domesticate as a Delaware corporation prior to the Closing (as defined below)), entered into a Business Combination agreement, by and among the Company, Homeland Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub I”), Homeland Merger Sub II, LLC, a Delaware limited liability company and a direct wholly owned subsidiary of the Company (“Merger Sub II”), Nth Cycle, Inc., a Delaware corporation (“Nth Cycle”), and (for the limited purposes set forth therein) the Sponsor, pursuant to which, among other things and subject to the terms and conditions therein, Merger Sub I will merge with and into Nth Cycle, with Nth Cycle continuing as the surviving company (the “First Merger” and the effective time of such First Merger, the “First Effective Time”); and then Nth Cycle will immediately thereafter merge with and into Merger Sub II, with Merger Sub II continuing as the surviving company (the “Second Merger”; the First Merger and the Second Merger are referred to as the “Mergers”) but will change its name to Nth Cycle, LLC (“the Business Combination Agreement”). The transactions contemplated by the Business Combination Agreement, including the domestication of the Company as a Delaware corporation and the Mergers, are referred to herein as the “Business Combination.” In connection with the closing of the Business Combination (the “Closing”), the Company will change its name to “Nth Cycle Holdings, Inc.” (such company after the Closing, “New Nth Cycle”). After the completion of the Business Combination, New Nth Cycle’s common stock is expected to trade on the New York Stock Exchange under the symbol “NTH.”

The foregoing description of the Business Combination Agreement is qualified in its entirety by reference to the Business Combination Agreement, a copy of which is filed as Exhibit 2.1 to the Current Report on Form 8-K dated July 22, 2026.